Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Share of Profit of Equity Accounted Investees by Geographic Operating Segment (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Share of profit of equity accounted investees	$ 588	$ 688	$ 737
Mexico [member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	269	452	330
United States [member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	266	253	92
Europe [member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	108	54	339
Corporate and others [member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	$ (55)	$ (71)	$ (24)